UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08005

                       Papp America-Pacific Rim Fund, Inc.
               (Exact name of registrant as specified in charter)

                        6225 North 24th Street, Suite 150
                                Phoenix, AZ 85016
               (Address of principal executive offices) (Zip Code)

Julie A. Hein                                   Stacy H. Winick
Papp America-Pacific Rim Fund, Inc.             Bell, Boyd & Lloyd PLLC
6225 North 24th Street, Suite 150               1615 L Street, N.W., Suite 1200
Phoenix, AZ 85016                               Washington, DC  20036
                    (Name and address of agents for service)

Registrant's telephone number, including area code: (800) 421-4004

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO SHAREHOLDERS.



[ILLUSTRATION OF MAN SITTING IN CHAIR]









                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                                 A No-Load Fund

                               SEMI-ANNUAL REPORT
                                  June 30, 2003

                                                   Managed by:
                                                   L. Roy Papp & Associates, LLP
                                                   6225 North 24th Street
                                                   Suite 150
                                                   Phoenix, AZ  85016
                                                   (602)956-1115 Local
                                                   (800)421-4004
                                                   E-mail: invest@roypapp.com
                                                   Web: http://www.roypapp.com

                       PAPP AMERICA-PACIFIC RIM FUND, INC.

Dear Fellow Shareholder:

         It is nice to be able to report positive results in the stock market. The securities markets worldwide have seen a good recovery from the lows they hit in mid-March leading up to the war with Iraq. Business here in the United States and worldwide slowed precipitously beginning late last year, and continued through the war. For the past several months, consumer confidence has improved and we are beginning to see gradual signs of economic improvement. The Federal Reserve has been helpful with 40+ year low interest rates and very accommodative money supply growth. The tax cuts should also provide a boost for the economy. Investors will enjoy a 15% capital gains tax rate compared to the old 20% rate, and the maximum rate on dividends has also been reduced from 38.6% to 15%. A mutual fund that receives capital gains or qualifying dividends will generally be able to pass through to its shareholders their proportional share of these items.

         The U. S. dollar has declined meaningfully against almost all major currencies worldwide over the last year. The companies in the Fund earn a major portion of their profits outside of the United States, and thus, the weak dollar helps them report higher earnings in U.S. dollar terms. When the U.S. dollar was declining rapidly against foreign currencies, it had a tendency to scare foreign investors out of U.S. securities. We are pleased that the dollar has stabilized over the last several weeks. We are also pleased with the current level of the dollar.

         We are particularly encouraged about growth opportunities in the Asia-Pacific region. Most notably, China is a powerful economic engine that should benefit the entire region, even Japan. The growth of the Chinese economy has been impressive, particularly in light of the SARS outbreak earlier this year. Many of the companies in the Fund are very well positioned to take advantage of continued growth in the Chinese marketplace. We believe the companies in the Fund, with a few exceptions, are operating in line with, or ahead of expectations. In the case of the few exceptions, we believe the challenges are short-term, and we remain confident in the long-term potential of these businesses.

         The Fund was up 9.4% for the six months ended June 30, 2003, versus up 10.0% for the Morgan Stanley World Index and up 11.8% for the Standard & Poor's 500 Stock Index. Over the long term, since the Fund was organized in 1996, we are up 47.5% as compared to the World Index, which was up 8.2%, and the Standard & Poor's 500 was up 34.8%. As of July 22, 2003, the Fund is up 14.1% year-to-date, as compared to the World Index up 11.1%, and the Standard & Poor's 500 Index up 13.4%. Thank you for your confidence in the Fund. We are pleased that the marketplace is now helping your investment to produce growth.

    Best regards,

    /s/ L. Roy Papp

    L. Roy Papp, Chairman

------------------------------------------------------
I am sad to report that our beloved friend, long time partner, and officer of our Fund, Bob Mueller, passed away on July 22, 2003. We mourn his loss.

------------------------------------------------------

     The Fund's average annual total return for the one and five year periods ended June 30, 2003 and since inception is 0.22%, 1.68% and 6.37%, as compared to 0.25%, -1.61% and 4.86% for the Standard & Poor's 500 Stock Index, and -4.05%, -3.98% and 1.26% for the Morgan Stanley World Index over the same periods. Performance shown reflects the effects of an expense reimbursement which improved results but performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. This Fund's performance is measured against that of the Standard & Poor's 500 Stock Index, an unmanaged, market-weighted index that includes stocks of 500 of the largest U.S. companies. The Morgan Stanley World Index is an unmanaged, market-weighted index that includes 50% foreign companies and 50% United States companies. Because it invests primarily in companies with foreign business interests, investing in the Fund may be riskier in some ways than investing in companies whose operations are in the U.S. only. Certain political and economic risks may affect the Fund's portfolio companies, especially those with commitments in developing countries. These risks include: foreign controls over currency exchange; restrictions on monetary repatriation; oppressive regulation; differing tax systems among countries, with differing consequences to portfolio companies; possible seizure, nationalization or expropriation of assets; and political, economic or social instability


                   PAPP AMERICA-PACIFIC RIM FUND, INC.
                    SCHEDULE OF PORTFOLIO INVESTMENTS
                              JUNE 30, 2003
                               (Unaudited)
                                                                                Number              Fair
                              Common Stocks                                   of Shares             Value
----------------------------------------------------------------------- ------------------ --------------------
FINANCIAL SERVICES (15.0%)
   American International Group
      (Major international insurance holding company)                           11,000               $ 606,980
   General Electric Company
      (Diversified financial and industrial company)                            12,500                 358,500
   State Street Corporation
      (Provider of U.S. and global securities custodial services)               14,000                 551,600
                                                                                           --------------------
                                                                                                     1,517,080
                                                                                           --------------------
MEDICAL PRODUCTS (13.2%)
   Medtronic, Inc.
      (Manufacturer of implantable biomedical devices)                          15,000                 719,550
   Stryker Corporation
      (Developer and manufacturer of orthodedic and surgical devices)            9,000                 624,330
                                                                                           --------------------
                                                                                                     1,343,880
                                                                                           --------------------
SEMICONDUCTORS & EQUIPMENT (10.8%)
   Applied Materials, Inc.*
      (Developer, manufacturer, and marketer of
      semiconductor manufacturing systems)                                      28,400                 450,424
   Intel Corporation
      (Manufacturer of microprocessors, microcontrollers,
      and memory chips)                                                         23,500                 488,424
   Linear Technology Corporation
      (Designer of high performance analog semiconductors)                       5,000                 161,050
                                                                                           --------------------
                                                                                                     1,099,898
                                                                                           --------------------
PHARMACEUTICAL (10.3%)
   Eli Lilly & Company
      (Prescription pharmaceuticals)                                             7,000                 482,790
   Pfizer, Inc.
     (Prescription pharmaceuticals)                                             16,500                 563,475
                                                                                           --------------------
                                                                                                     1,046,265
                                                                                           --------------------
CONSUMER PRODUCTS (9.0%)
    Clorox Company
      (Manufacturer of bleach and other consumer products)                      12,000                 511,800
    Colgate-Palmolive Company
      (Leading manufacturer and marketer of oral care and
      other personal care products )                                             7,000                 405,650
                                                                                           --------------------
                                                                                                       917,450
                                                                                           --------------------
ELECTRONIC EQUIPMENT (7.8%)
   American Power Conversion
      (Producer of uninterruptible power supply products)                       13,000                 202,670
    Molex, Inc.
      (Supplier of interconnection products)                                    26,000                 602,654
                                                                                           --------------------
                                                                                                       805,324
                                                                                           --------------------

The description provided in parentheses of the investment is unaudited.
 *Non-income producing security
      The accompanying notes are an integral part of this financial statement.





                  PAPP AMERICA-PACIFIC RIM FUND, INC.
                   SCHEDULE OF PORTFOLIO INVESTMENTS
                             JUNE 30, 2003
                              (Unaudited)
                                                                            Number                  Fair
                       Common Stocks (continued)                          of Shares                 Value
---------------------------------------------------------------------------------------    --------------------
INDUSTRIAL SERVICES (7.1%)
   Expeditors International of Washington, Inc.
      (International air freight forwarding)                                    21,000            $    727,440
                                                                                            --------------------

INVESTMENT MANAGEMENT (7.0%)
    T. Rowe Price Associates, Inc.
       (No-load mutual fund company)                                            19,000                 717,250
                                                                                           --------------------

SOFTWARE (5.5%)
    Microsoft Corporation
       (Personal computer software)                                             22,000                 563,420
                                                                                           --------------------

INSTRUMENTS & TESTING (4.8%)
   National Instruments Corporation *
      (Supplier of computer based instrumentation products)                     13,000                 491,140
                                                                                           --------------------

TELECOMMUNICATIONS (3.8%)
   Cisco Systems, Inc. *
      (Supplier of computer internetworking systems)                            10,200                 169,218
   Nokia Corporation
      (Manufacturer of wireless handsets)                                       13,000                 213,590
                                                                                           --------------------
                                                                                                       382,808
                                                                                           --------------------
COMPUTER EQUIPMENT (3.2%)
   Hewlett-Packard Company
      (Manufacturer of printers, computers, and supplies)                        9,400                 200,220
   International Business Machines Corporation
      (Global provider of information technology, hardware,
      software, and services)                                                    1,500                 123,750
                                                                                           --------------------
                                                                                                       323,970
                                                                                           --------------------
OIL EXPLORATION AND PRODUCTION (1.8%)
    Royal Dutch Petroleum Company, PLC
      (Oil exploration and production company)                                   4,000                 186,480
                                                                                           --------------------

TOTAL COMMON STOCKS - 99.3%  (COST $7,992,440)                                                      10,122,405
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.7%                                                          68,790
                                                                                           --------------------
NET ASSETS - 100.0%                                                                               $ 10,191,195
                                                                                           ====================


The description provided in parentheses of the investment is unaudited.
   *Non-income producing security
     The accompanying notes are an integral part of this financial statement.



                                PAPP AMERICA-PACIFIC RIM FUND, INC.
                                STATEMENT OF ASSETS AND LIABILITIES
                                           JUNE 30, 2003
                                            (Unaudited)


                                              ASSETS
Investment in securities, at fair value (cost $7,992,440) (Note 1)              $   10,122,405
Cash                                                                                    93,742
Receivable for securities sold                                                         133,594
Dividends and interest receivable                                                        9,157
                                                                           --------------------
         Total assets                                                               10,358,898
                                                                           --------------------


                                            LIABILITIES

Redemptions Payable                                                                    147,624
Accrued expenses                                                                        20,079
                                                                           --------------------
         Total liabilities                                                             167,703
                                                                           --------------------
             Net assets                                                         $   10,191,195
                                                                           ====================


                                      ANALYSIS OF NET ASSETS

Paid-in capital                                                                 $    8,731,400
Accumulated undistributed net realized loss on investments sold                       (670,170)
Net unrealized appreciation on investments                                           2,129,965
                                                                           --------------------
         Net assets applicable to Fund shares outstanding                       $   10,191,195
                                                                           ====================




Fund shares outstanding                                                                752,468
                                                                           ====================



Net Asset Value Per Share                                                       $        13.54
                                                                           ====================
    (Based on 752,468 shares outstanding at June 30, 2003)




    The accompanying notes are an integral part of this financial statement.




                                PAPP AMERICA-PACIFIC RIM FUND, INC.
                                      STATEMENT OF OPERATIONS
                              FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                            (Unaudited)
INVESTMENT INCOME:
   Dividends                                                                           $ 56,353
   Interest                                                                                 446
   Foreign taxes withheld                                                                (1,253)
                                                                           ---------------------
            Total investment income                                                      55,546
                                                                           ---------------------

EXPENSES:
   Management fee (Note 3)                                                               52,221
   Filing fees                                                                           18,185
   Legal fees                                                                             6,757
   Custodial fees                                                                         2,717
   Directors' attendance fees                                                             2,700
   Auditing fees                                                                          1,682
   Printing and postage fees                                                              1,482
   Transfer agent fees (Note 3)                                                             799
   Other fees                                                                               875
                                                                           ---------------------
            Total expenses                                                               87,418

Less fees waived by adviser (Note 3)                                                    (22,142)
                                                                           ---------------------
            Net expenses                                                                 65,276
                                                                           ---------------------

Net investment loss                                                                      (9,730)
                                                                           ---------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Proceeds from sales of securities                                                  1,972,613
   Cost of securities sold                                                            1,956,317
                                                                           ---------------------
            Net realized gain on investments sold                                        16,296

Net change in unrealized appreciation on investments                                    894,589
                                                                           ---------------------

Net realized and unrealized gain on investments                                         910,885
                                                                           ---------------------


INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $ 901,155
                                                                           =====================


    The accompanying notes are an integral part of this financial statement.


                    PAPP AMERICA-PACIFIC RIM FUND, INC.
                    STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE SIX MONTHS ENDED JUNE 30, 2003 AND
                    FOR THE YEAR ENDED DECEMBER 31, 2002
                                (Unaudited)

                                                                                    2003                   2002
                                                                             -------------------    --------------------
FROM OPERATIONS:
   Net investment loss                                                             $     (9,730)           $    (46,984)
   Net realized gain/(loss) on investments sold                                          16,296                (414,637)
   Net change in unrealized appreciation on investments                                 894,589              (2,399,723)
                                                                             -------------------    --------------------

            Increase/(decrease) in net assets resulting
            from operations                                                             901,155              (2,861,344)
                                                                             -------------------    --------------------


FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investment securities sold - prior year                               -                       -
   Net realized gain on investment securities sold                                            -                       -
                                                                             -------------------    --------------------

            Decrease in net assets resulting from
            distributions to shareholders                                                     -                       -
                                                                             -------------------    --------------------


FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                                                         587,790                 932,487
   Net asset value of shares issued to shareholders in
     reinvestment of net realized gain on investment
     securities sold                                                                          -                       -
   Payments for redemption of shares                                                 (2,405,806)             (1,614,101)
                                                                             -------------------    --------------------

            Decrease in net assets resulting
            from shareholder transactions                                            (1,818,016)               (681,614)
                                                                             -------------------    --------------------


Total decrease in net assets                                                           (916,861)             (3,542,958)

Net assets at beginning of the period                                                11,108,056              14,651,014
                                                                             -------------------    --------------------

Net assets at end of the period                                                    $ 10,191,195            $ 11,108,056
                                                                             ===================    ====================



   The accompanying notes are an integral part of these financial statements.

                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

(1)      SIGNIFICANT ACCOUNTING POLICIES:

Papp America-Pacific Rim Fund, Inc. (the Fund) was incorporated on December 18, 1996, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on March 14, 1997. The Fund invests with the objective of long-term capital growth in the common stocks of companies that have substantial international activities, particularly in the Pacific Rim nations.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

         NET ASSET VALUE, ORDERS, AND REDEMPTIONS

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Standard time, on any day on which that Exchange is open for trading.

         USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for Federal income taxes is required.

At December 31, 2002, the capital loss carryovers noted below are available to offset future realized capital gains and thereby reduce future capital gains distributions.

                Expiration Date                Amount
             ----------------------       -----------------
             December 31, 2009             $    (271,829)
             December 31, 2010             $    (414,637)
                                          -----------------
             Total capital loss carryover  $    (686,466)
                                          =================

During the year ended December 31, 2002, the Fund's accumulated net investment losses that are not available deductions for tax purposes of $435,681 were reclassified to paid in capital.

 (2)     DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

There were no significant differences between the book basis and tax basis of distributions for the year ended December 31, 2002.

 (3)     TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates, LLP (the Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $22,142 and $33,496 was required in 2003 and 2002, respectively. The Fund incurred fees of $799 and $3,221 in 2003 and 2002, respectively, from the Manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $450 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4)      PURCHASES AND SALES OF SECURITIES:

For the six months ended June 30, 2003, purchase and sale transactions excluding short-term investments, were $236,762 and $1,972,613, respectively.

(5)      CAPITAL SHARE TRANSACTIONS:

At June 30, 2003, there were 5,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:

                                         Proceeds                Shares
                                     -------------------    -----------------
  Six months ended June 30, 2003
  Shares issued                            $    587,790               44,337
  Distributions reinvested                            -                    -
  Shares redeemed                            (2,405,806)            (189,099)
                                     -------------------    -----------------
            Net decrease                   $ (1,818,016)            (144,762)
                                     ===================    =================

  Year ended December 31, 2002
  Shares issued                            $     932,487               69,385
  Shares redeemed                            (1,614,101)            (116,799)
                                     -------------------    -----------------
            Net decrease                   $   (681,614)             (47,414)
                                     ===================    =================


(6)      UNREALIZED APPRECIATION:

The U.S. Federal income tax basis of the Fund's investments at June 30, 2003, was $7,992,440, and net unrealized appreciation for U.S. Federal income tax purposes was $2,129,965, with gross unrealized gains on investments in which fair value exceeded cost totaled $2,912,490 and gross unrealized loss on investments in which cost exceeded fair value totaled $782,525.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the years indicated, divided by the average number of shares outstanding during the years. The ratios are calculated using the revenues and expenses for the years, divided by the average of the daily net assets of the Fund.




                                    Six Months
                                      Ended                                   Years ended December 31,
                                   June 30, 2003        2002             2001           2000              1999            1998
                                  ---------------  ---------------  -------------- ---------------  ---------------  ---------------
Net asset value, beginning
   of year                          $      12.38     $    15.51      $     18.07      $    19.44       $    15.57       $    12.10
Income from operations:
     Net investment loss                       -           (0.08)          (0.08)          (0.09)           (0.12)           (0.06)

     Net realized and unrealized
      gain/(loss) on investments            1.16           (3.05)          (2.44)            0.53             3.99             3.53
                                  ---------------  ---------------  -------------- ---------------  ---------------  ---------------
        Total from operations               1.16           (3.13)          (2.52)            0.44             3.87             3.47

Less dstributions from:
      Net realized gains                       -                -          (0.04)          (1.81)                -                -
                                  ---------------  ---------------  -------------- ---------------  ---------------  ---------------
         Total distributions                   -                -          (0.04)          (1.81)                -                -

Net asset value, end of period      $      13.54     $      12.38    $     15.51     $     18.07      $      19.44     $      15.57
                                  ===============  ===============  ============== ===============  ===============  ===============

        Total return                       9.37%          -20.18%         -13.94%           0.90%           24.86%           28.68%
                                  ===============  ===============  ============== ===============  ===============  ===============

Ratios/Supplemental Data:
   Net assets, end of period        $ 10,191,195     $ 11,108,056    $ 14,651,014    $ 17,636,602     $ 16,478,700     $ 14,705,830
   Expenses to average
     net assets (A)                       1.25%*            1.25%           1.25%           1.25%            1.25%            1.25%
   Investment income to
     average net assets (B)               1.05%*            0.88%           0.77%           0.63%            0.58%            0.79%
   Portfolio turnover rate                2.28%*            7.57%           7.25%          28.33%           17.52%           13.73%




* Annualized
(A) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.66%, 1.52%, 1.40%, 1.32%, 1.39%, and 1.41% for the period ended June 30, 2003 and for the years ended December 31,2002, 2001, 2000, 1999, and 1998, respectively.
(B) Computed giving effect to investment adviser's expense limitation undertaking.

                       PAPP AMERICA-PACIFIC RIM FUND, INC.

                                      DIRECTORS

           James K. Ballinger                          Carolyn P. O'Malley
           Amy S. Clague                               Harry A. Papp
           Julie A. Hein                               L. Roy Papp
           Robert L. Mueller                           Rosellen C. Papp

                                      OFFICERS

           Chairman - L. Roy Papp                      President - Harry A. Papp

                                   VICE PRESIDENTS

           Russell A. Biehl                            Julie A. Hein
           Victoria S. Cavallero                       Robert L. Mueller
           Jane E. Couperus                            Rosellen C. Papp
           Jeffrey N. Edwards                          John L. Stull
           T. Kent Hardaway

                          SECRETARY - Robert L. Mueller
                          TREASURER - Rosellen C. Papp
                       ASSISTANT TREASURER - Julie A. Hein

                               INVESTMENT ADVISER
                            L. Roy Papp & Associates
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                           E-mail: invest@roypapp.com
                           Web: http://www.roypapp.com

                                    CUSTODIAN
                                  Compass Bank
                          7335 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                     SHAREHOLDER SERVICES AND TRANSFER AGENT
                            L. Roy Papp & Associates
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                                 (800) 421-4004

                         INDEPENDENT PUBLIC ACCOUNTANTS
                             Deloitte & Touche, LLP
                       2901 N. Central Avenue, Suite 1200
                             Phoenix, Arizona 85012

                                  LEGAL COUNSEL
                             Bell, Boyd & Lloyd LLC
                             70 West Madison Street
                             Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. [Reserved]


ITEM 6. [Reserved]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [Reserved]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)        Not applicable.

(b)  (1)   Certifications pursuant to Rule 30a-2 under the Investment Company
           Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (b)(1)(i) and (b)(1)(ii)

     (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)(2)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Papp America-Pacific Rim Fund, Inc.

By:      /s/ Harry A. Papp
         Harry A. Papp
         President (Principal Executive Officer)
Date:    August 12, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Harry A. Papp
         Harry A. Papp
         President
         (Principal Executive Officer)
Date:    August 12, 2003

By:      /s/Rosellen C. Papp
         Rosellen C. Papp
         Vice President and Treasurer
         (Principal Financial Officer)
Date:    August 12, 2003